Leases - Maturity Analysis of Undiscounted Cash Out Flows (Details) $ in Millions	Dec. 31, 2023 USD ($)
Finance leases
2024	$ 145
2025	126
2026	90
2027	80
2028	61
Thereafter	78
Imputed Interest	(82)
Total	499
Operating leases
2024	948
2025	761
2026	616
2027	452
2028	281
Thereafter	890
Imputed Interest	(560)
Total	3,389
Amount of leases not yet commenced	$ 247